Share capital	12 Months Ended
Dec. 31, 2017
Share capital
15. Share capital (continued)
(a) Authorized share capital consists of an unlimited number of common shares without par value.
(b) Stock options
The shareholders of the Company renewed a stock option plan on May 4, 2015 (the Plan). The Plan expires after three years and has not materially changed since September 5, 2012. The maximum number of options that can be issued under the Plan is 6.75% of outstanding shares, for a maximum option life of 5 years. As at December 31, 2017, there are no longer any options remaining granted under the former stock option plan. Total options outstanding are 9,364,433 at December 31, 2017.
The Company has recorded the fair value of all options granted using the Black-Scholes model. Share-based payment costs are amortized over vesting periods ranging between one and three years. During 2017, share-based payments costs were calculated using the following weighted average assumptions: expected life of option 3.7 years (2016 – 2.9 years), stock price volatility 39% (2016 – 39%), dividend yield 2.0% (2016 – 4.7%) and a risk-free interest rate yield of 1.4% (2016 – 0.8%). The fair value is particularly impacted by the Company’s stock price volatility.
The year ended December 31, 2017 includes $1,646 (2016 - $1,408) in share-based payment costs related to stock options, all of which were presented in administrative expenses.
(b) Stock options (continued)
		Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2015		12,893,833	$3.90
Granted		2,193,100	4.31
Exercised as stock options		(351,668)	3.43
Exercised as SARs		(3,750,000)	3.22
Forfeited or expired		(1,916,500)	5.54
Outstanding, December 31, 2016		9,068,765	3.95
Granted		3,965,000	2.93
Exercised as stock options		(81,333)	3.96
Forfeited or expired		(3,587,999)	4.08
Outstanding, December 31, 2017		9,364,433	$3.47

Type	Range of exercise price (CAD)	Number of options	Average remaining life in years
Vested (exercisable)	$3.28 – $4.40	3,886,311	2.0
Unvested	$2.65 – $4.32	5,478,122	4.4
Total	$2.65 – $4.40	9,364,433	3.4

The weighted average share price of the Company on the dates options were exercised in 2017 was CAD $4.44 (2016 – CAD $4.32). The weighted average exercise price of options exercisable at the end of the year was CAD $3.80 (December 31, 2016 – CAD $4.28).
(c) Stock appreciation rights

At December 31, 2017, no amount (December 31, 2016 - $151) was recorded in accounts payable and accrued liabilities to account for the liability associated with cash-settled SARs. The intrinsic value of vested SARs outstanding as at December 31, 2017, is $nil.

During the year ended December 31, 2017, the Company recorded a credit of $151 in administrative expenses related to changes in the fair value of the stock appreciation rights during the year (2016 – charge of $118).

(d) Shares – fully diluted
			Number of shares
Issued and fully paid at December 31, 2017			302,212,480
Reserved for options (note 15(b))			9,364,433
Shares – fully diluted, at December 31, 2017			311,576,913
(e) Loss per share
The calculations of earnings per share is based on the following data:
		2017	2016 (as restated)
Net loss attributable to Nevsun shareholders		$(84,725)	$(2,673)
Effect of dilutive securities		-	-
Diluted net loss attributable to Nevsun shareholders		$(84,725)	$(2,673)
Weighted average number of common shares outstanding for the purpose of basic loss per share (000s)		302,005	252,392
Dilutive options and SARs		-	-
Weighted average number of common shares outstanding for the purpose of diluted loss per share (000s)		302,005	252,392
Loss per share
Basic		$(0.28)	$(0.01)
Diluted		$(0.28)	$(0.01)
Basic loss per share is computed by dividing the net loss attributable to Nevsun shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share reflects the potential dilution of outstanding SARs and stock options in the weighted average number of common shares outstanding during the year, if dilutive.
(f) Dividends

The Company declared in 2017 four quarterly dividends of $0.01 per share for total declarations of $12,082. In 2016, the Company declared four quarterly dividends of $0.04 per share for total declarations of $40,060.

The Company has in place a Dividend Reinvestment Plan (“DRIP”) which allows shareholders to purchase additional common shares of the Company at a 3% discount to fair market value by reinvesting their cash dividends. During 2017, for the four dividends declared, approximately 9% of shareholders elected to participate in the DRIP. Accordingly, the Company paid dividends of $11,021 in cash (including $2,762 in January 2018), and $1,070 in common shares (452,077 shares; including $270 and 109,190 shares in January 2018).

Of the two dividends declared in 2016 after implementation of the DRIP, approximately 13% of shareholders elected to participate. Accordingly, the Company paid dividends of $21,038 in cash (including $10,562 in January 2017) and $3,127 in common shares (1,029,413 shares; including $1,537 and 465,369 shares in January 2017). During the six months ended June 30, 2016, prior to implementation of the DRIP, the Company declared and paid in cash dividends totaling $15,988.